COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
7.	commitments and contingencies

Commitments — The Company leases its main office facility in Sunnyvale, CA on a month to month lease, it rents a bio storage facility in San Jose, CA and another bio storage facility in Northern California that provide for month-to-month extensions by the Company.

Rent expense for the three months ended September 30, 2013 and 2012 was $2,174 and $10,836 respectively, and for the nine months ended September 30, 2013 and 2012 was $14,072 and $27,750 respectively. For the period from January 14, 2008 (date of inception) to September 30, 2013, rent expense was $295,782.

Contingencies — The Company is in non-payment of certain convertible notes that were due prior to September 30, 2013, and is also late with regard to making payments to various trade account vendors for goods and services received. Presently the Company is not aware of any accounts that have been turned over to collection agencies or that might result in a lawsuit with the Company

The Company agreed to compensate certain vendors for services rendered contingent upon the occurrence of future financings as follows:

Future financing with proceeds of at least

	$1,000,000	$50,000
	1,250,000	20,000
	1,500,000	26,000
	2,000,000	50,000
	5,000,000	50,000
	6,000,000	20,000
Total		$216,000

A portion of these amounts have been paid with the balance owed recorded in trade accounts payable.

The Company incurred various obligations related to the original acquisition of its intellectual property around the time the Company was founded. These transactions are described more fully below in Note 10, including a reference to contingent obligations reflected in the condensed consolidated financial statements.

10. commitments and contingencies

Commitments — The Company leases its main office facility and a second facility for research in Sunnyvale, CA under sublease agreements that provide for month-to-month extensions by the Company.

Rent expense for the years ended December 31, 2012 and 2011, and for the period from January 14, 2008 (date of inception) to December 31, 2012, were $33,596, $114,161, and $267,188, respectively.

Effective November 1, 2011 the Company entered into a consulting agreement where the consultant is to receive a stock option for common stock of 500,000 shares, fully vested, to be priced upon the Board of Directors approving such grant.

Contingencies — From time to time, the Company may become involved in litigation. On January 6, 2012 the Company was served a summons regarding the filing of a lawsuit (Complaint for Breach of Contract, Specific Performance and Common Counts) against the Company by a former consultant to the Company, Peter Freeman v. Amarantus Bioscience, Inc. The Company intends to defend ourselves vigorously. The Company is unable to predict the likelihood of an unfavorable outcome or estimate its potential liability, if any, and no provision has been made in its financial statements for this matter.

In addition the Company is in default on payment of certain Convertible Notes that were due as of December 6, 2011 and is also late with regard to making payments to various trade account vendors for goods and services received, of which some accounts are currently with collection agencies and could possibly result in lawsuits with the Company.

The Company agreed to compensate certain vendors for services rendered contingent upon the occurrence of future financings as follows:

Future financing with proceeds of at least

$1,000,000	$50,000
$1,250,000	20,000
$1,500,000	26,000
$2,000,000	50,000
$5,000,000	50,000
$6,000,000	20,000
Total	$216,000

The Company incurred various obligations related to the original acquisition of its intellectual property around the time the Company was founded. These transactions are described more fully below in Note 16, including a reference to contingent obligations reflected in the financial statements.